Intangible Assets - Summary of Cost and Accumulated Amortization of Intangible Assets (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 23,080,592
Ending balance	23,077,223
Gross carrying amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	23,116,470	$ 113,575
Additions		23,002,895
Ending balance	23,116,470	23,116,470
Accumulated depreciation, amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance	35,878	29,523
Amortization expenses	3,369	4,726
Ending balance	39,247	34,249
Licences
Disclosure Of Intangible Assets [Line Items]
Beginning balance	23,073,400
Ending balance	23,073,400
Licences | Gross carrying amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	23,073,400	73,400
Additions		23,000,000
Ending balance	23,073,400	23,073,400
Computer Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	7,192
Ending balance	3,823
Computer Software | Gross carrying amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	43,070	40,175
Additions		2,895
Ending balance	43,070	43,070
Computer Software | Accumulated depreciation, amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance	35,878	29,523
Amortization expenses	3,369	4,726
Ending balance	$ 39,247	$ 34,249